Fair value measurements - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 28, 2012		Jan. 29, 2011
Interest Rate Swaps | 3 Month USD LIBOR Fixed to Float
Fair Value Assets And Liabilities Measured On Unobservable Inputs [Line Items]
Interest rate swap, notional amount	$ 350	[1]	$ 350	[1]
Interest rate swap, maturity date	September 2016	[1]
Derivative financial instruments
Fair Value Assets And Liabilities Measured On Unobservable Inputs [Line Items]
Total amount of unrealized losses included in interest expense attributable to assets held	$ 27		$ 11

[1]	As of January 28, 2012, these derivatives were designated for hedge accounting.